Other liabilities	12 Months Ended
Dec. 31, 2017
Disclosure Other Liabilities [Line Items]
Disclosure Of Other Liabilities Explanatory

Note 21 Other liabilities

CHF million	31.12.17	31.12.16
Prime brokerage payables[1]	29,646	31,973
Amounts due under unit-linked investment contracts	11,523	9,286
Compensation-related liabilities	7,674	7,421
of which: accrued expenses	2,670	2,423
of which: Deferred Contingent Capital Plan	1,993	1,625
of which: other deferred compensation plans	2,086	2,107
of which: net defined benefit pension and post-employment liabilities[2]	925	1,266
Third-party interest in consolidated investment funds	254	701
Settlement and clearing accounts	1,395	1,012
Current and deferred tax liabilities[3]	912	949
VAT and other tax payables	415	503
Deferred income	150	168
Accrued interest expenses	1,513	1,553
Other accrued expenses	2,444	2,448
Liabilities of disposal group held for sale[4]	0	5,213
Other	1,138	793
Total other liabilities	57,064	62,020
1 Prime brokerage services include clearance, settlement, custody, financing and portfolio reporting services for corporate clients trading across multiple asset classes. Prime brokerage payables are mainly comprised of client securities financing and deposits. 2 Refer to Note 26 for more information. 3 Refer to Note 8 for more information. 4 Refer to Note 30 for more information.

UBS AG
Disclosure Other Liabilities [Line Items]
Disclosure Of Other Liabilities Explanatory

Note 21 Other liabilities

CHF million	31.12.17	31.12.16
Prime brokerage payables[1]	29,646	31,973
Amounts due under unit-linked investment contracts	11,523	9,286
Compensation-related liabilities	4,909	5,256
of which: accrued expenses	2,372	2,367
of which: other deferred compensation plans	1,613	1,623
of which: net defined benefit pension and post-employment liabilities[2]	925	1,266
Third-party interest in consolidated investment funds	269	751
Settlement and clearing accounts	1,380	1,011
Current and deferred tax liabilities[3]	844	911
VAT and other tax payables	378	487
Deferred income	150	168
Accrued interest expenses	1,533	1,571
Other accrued expenses	2,105	2,427
Liabilities of disposal group held for sale[4]	0	5,213
Other	2,252	1,390
Total other liabilities	54,990	60,443
1 Prime brokerage services include clearance, settlement, custody, financing and portfolio reporting services for corporate clients trading across multiple asset classes. Prime brokerage payables are mainly comprised of client securities financing and deposits. 2 Refer to Note 26 for more information. 3 Refer to Note 8 for more information. 4 Refer to Note 30 for more information.